11. Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
11. Commitments and Contingencies
Financial instruments with credit risk
(Dollars in thousands)
	Contractual Amount
	2021	2020
Financial instruments whose contract amount represent credit risk:

Commitments to extend credit	$304,258	299,039

Standby letters of credit	$4,892	4,745